STAFF COSTS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employees	Dec. 31, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) Employees
Total staff costs
Staff costs	$ 43.8	$ 40.9	$ 23.9
Staff costs comprise the following
Wages and salaries	36.4	32.3	22.4
Share-based compensation	1.9	2.0	0.0
Pension costs	3.1	3.6	1.4
Other social security costs	0.3	0.4	0.1
Other staff costs	2.1	2.6	0.0
Total	$ 43.8	$ 40.9	$ 23.9
Average number of permanent employees
Seafarers | Employees	130.6	137.0	65.0
Land-based | Employees	286.6	269.1	133.0
Total | Employees	417.2	406.1	198.0
Operating expenses
Total staff costs
Staff costs	$ 9.2	$ 9.9	$ 9.7
Staff costs comprise the following
Total	9.2	9.9	9.7
Administrative expenses
Total staff costs
Staff costs	34.6	31.0	14.2
Staff costs comprise the following
Total	$ 34.6	$ 31.0	$ 14.2